Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 1,240,749	$ 191,539	¥ 1,069,054
Restricted cash		346,926	53,556	1,332,404
Accounts receivable, net		2,475,386	382,134	4,069,027
Inventories		1,484,314	229,139	2,099,082
Prepayments to suppliers		426,718	65,874	926,165
Value-added tax recoverable, current		342,874	52,931	486,243
Amounts due from and prepayments to related parties		1,110,746	171,470	634,112
Deferred tax assets, current		0	0	465,961
Receivable from disposal of a subsidiary		470,000	72,555	0
Receivable from disposal of land use right of a subsidiary		246,276	38,018	0
Prepaid expenses and other current assets		259,393	40,043	242,249
Total current assets		8,403,382	1,297,259	11,324,297
Amounts due from a related party	[1]	32,318	4,989	32,000
Long-term prepayments to suppliers		555,520	85,758	721,651
Investments in affiliated companies		459,721	70,969	423,301
Land, property, plant and equipment, net		6,846,482	1,056,915	12,110,794
Project assets		720,286	111,193	1,369,662
Land use rights		411,732	63,560	603,514
Intangible assets, net		58,360	9,009	58,610
Deferred tax assets, non-current		2,720	420	212,788
Value-added tax recoverable, non-current		78,652	12,142	97,387
Other assets		71,109	10,977	154,446
Total assets		17,640,282	2,723,190	27,108,450
Current liabilities:
Short-term borrowings, including current portion of medium-term notes and long-term debt		9,124,183	1,408,531	10,112,055
Accounts payable		3,960,458	611,389	5,237,989
Advances from customers		725,170	111,947	935,935
Amounts due to related parties		536,409	82,807	974,501
Deferred tax liabilities, current		4,093	632	4,301
Accrued warranty liability		38,869	6,000	40,903
Short-term sales lease back and financing lease payable due to non-related parties		17,645	2,724	23,744
Short-term sales lease back and financing lease payable due to related parties		57,248	8,838	47,859
Interest payable		121,364	18,735	162,657
Payables to non-controlling interest holders		135,339	20,893	107,790
Payables due to settlement of claims		48,702	7,518	0
Payables in relation to Golden Sun Program		248,887	38,422	0
Other current liabilities and accrued expenses		642,350	99,162	428,992
Total current liabilities		15,660,717	2,417,598	18,076,726
Medium-term notes		300,000	46,312	1,713,308
Long-term debt, excluding current portion		2,405,898	371,407	2,858,153
Reserve for inventory purchase commitments		1,322,448	204,151	1,231,701
Accrued warranty liability, excluding current portion		753,270	116,285	707,525
Long-term sales lease back and financing lease payable due to non-related parties		13,824	2,134	16,214
Long-term sales lease back and financing lease payable due to related parties		242,267	37,400	280,640
Deferred other income		812,788	125,473	791,788
Long-term payables to non-controlling interest holders		821,276	126,783	110,458
Other liabilities		19,945	3,078	20,256
Total liabilities		22,352,433	3,450,621	25,806,769
Shareholders' equity/(deficit):
Ordinary shares - Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2014 and 2015, respectively Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2014 and 2015, respectively		13,791	2,129	13,791
Additional paid-in capital		7,246,760	1,118,707	7,234,810
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2014 and 2015, respectively, at cost		(127,331)	(19,656)	(127,331)
Accumulated other comprehensive income		180,025	27,791	312,110
Accumulated deficit		(13,252,929)	(2,045,900)	(7,650,744)
Total deficit attributable to Yingli Green Energy		(5,939,684)	(916,929)	(217,364)
Non-controlling interests		1,227,533	189,498	1,519,045
Total shareholders' equity/(deficit)		¥ (4,712,151)	$ (727,431)	¥ 1,301,681
Commitments and contingencies
Total liabilities and shareholders’ equity/(deficit)		¥ 17,640,282	$ 2,723,190	¥ 27,108,450

[1]	In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions were completed, and are recorded in due from related parties as of December 31, 2012, and are reclassified to long-term portion of amounts due from a related party as of December 31, 2013.